Long-Term Debt (Narrative) (Detail)																1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 12, 2016 USD ($)	Nov. 13, 2015 USD ($)	Aug. 14, 2015 USD ($)	May. 15, 2015 USD ($)	Apr. 08, 2015 USD ($)	Feb. 13, 2015 USD ($)	Nov. 14, 2014 USD ($)	Aug. 14, 2014 USD ($)	May. 15, 2014 USD ($)	Feb. 14, 2014 USD ($)	Nov. 14, 2013 USD ($)	Aug. 14, 2013 USD ($)	Aug. 09, 2013 USD ($)	May. 10, 2013 USD ($)	Feb. 12, 2013 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 28, 2015 USD ($) swap_agreement
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt																				$ 18,900,000	$ 0	$ 0
Gain (Loss) on Hedging Activity																				500,000	2,700,000	1,700,000
Distribution Made to Limited Partner, Cash Distributions Paid			$ 74,300,000	$ 74,300,000		$ 74,300,000	$ 74,100,000	$ 74,100,000	$ 74,200,000	$ 74,100,000	$ 69,500,000	$ 34,300,000	$ 27,400,000	$ 27,400,000	$ 21,000,000		$ 97,200,000	$ 26,600,000		$ 222,900,000	296,500,000	179,600,000
Senior Secured Leverage Ratio, maximum																	3.75			3.75
Senior Secured Leverage Ratio																	1.48			1.37
Early Repayment of Senior Debt																				$ 13,600,000	0	0
Senior notes																				$ 0	350,000,000
Financial Guarantee [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																				7.50%
Guarantor Obligations, Maximum Exposure, Undiscounted																				$ 497,000,000
Crestwood Equity Partners LP
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt																				20,000,000	0	0
Distribution Made to Limited Partner, Cash Distributions Paid	$ 95,600,000	$ 94,300,000	$ 25,700,000	$ 25,700,000		$ 25,800,000	$ 25,600,000	$ 25,600,000	$ 25,700,000	$ 25,600,000	$ 25,000,000	$ 22,300,000				$ 378,300,000			$ 378,300,000	171,500,000	102,500,000	47,300,000
Early Repayment of Senior Debt																				(13,600,000)	0	$ 0
Senior notes																				$ 0	11,400,000
Interest Rate Swap Maturing 2016
Debt Instrument [Line Items]
Fixed rate, range low end																				0.84%
Fixed rate, range high end																				2.35%
Revolving Loan Facility
Debt Instrument [Line Items]
Credit agreement outstanding carrying value																				$ 1,500,000,000	1,000,000,000
Senior Notes | Crestwood Equity Partners LP
Debt Instrument [Line Items]
Restricted net assets																				2,981,600,000
Minimum | Crestwood Midstream Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Amount																				0.0030
Maximum | Crestwood Midstream Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Amount																				$ 0.0050
Revolving Credit Facility | Crestwood Midstream Revolver | Federal Funds Rate
Debt Instrument [Line Items]
Variable interest rate																				0.50%
Revolving Credit Facility | Crestwood Midstream Revolver | Eurodollar [Member]
Debt Instrument [Line Items]
Variable interest rate																				1.00%
Revolving Credit Facility | Minimum | Crestwood Midstream Revolver | Eurodollar [Member]
Debt Instrument [Line Items]
Variable interest rate																				0.75%
Revolving Credit Facility | Minimum | Crestwood Midstream Credit Facility | Eurodollar [Member]
Debt Instrument [Line Items]
Variable interest rate																				1.75%
Revolving Credit Facility | Maximum | Crestwood Midstream Revolver | Eurodollar [Member]
Debt Instrument [Line Items]
Variable interest rate																				1.75%
Revolving Credit Facility | Maximum | Crestwood Midstream Credit Facility | Eurodollar [Member]
Debt Instrument [Line Items]
Variable interest rate																				2.75%
CEQP Credit Facility
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt																900,000				$ 200,000
Crestwood Midstream Revolver
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt																			$ 1,800,000
CEQP Credit Facility | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Number of interest rate derivatives held | swap_agreement																							5
Aggregate notional amount, cash flow hedges																							$ 175,000,000
CEQP Credit Facility | Revolving Credit Facility | Credit Agreement
Debt Instrument [Line Items]
Letters of credit outstanding																					56,700,000
CEQP Credit Facility | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit agreement outstanding carrying value																				0	$ 369,000,000
CEQP Credit Facility | Revolving Credit Facility | Line of Credit | Amended And Restated
Debt Instrument [Line Items]
Credit agreement outstanding carrying value																				495,000,000
CEQP Credit Facility | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate																					2.91%
CEQP Credit Facility | Revolving Credit Facility | Minimum | London Interbank Offered Rate
Debt Instrument [Line Items]
Weighted average interest rate																					3.02%
CEQP Credit Facility | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate																					5.00%
Crestwood Midstream Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity																				350,000,000
Crestwood Midstream Revolver
Debt Instrument [Line Items]
Credit agreement outstanding carrying value																	$ 1,000,000,000			$ 1,000,000,000
Consolidated Leverage Ratio Maximum																	5.50			5.50
Crestwood Midstream Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit outstanding																	$ 60,700,000			$ 62,200,000	$ 15,100,000
Debt, Weighted Average Interest Rate																	2.96%			2.70%	2.86%
Credit agreement outstanding carrying value																	$ 762,800,000			$ 735,000,000	$ 555,000,000
Debt Instrument, Unused Borrowing Capacity, Amount																	$ 268,200,000			$ 399,000,000
Interest Coverage Ratio Minimum																	2.50			2.50
Total funded debt to consolidated EBITDA																	4.98			4.75
Consolidated EBITDA to consolidated interest expense																	3.77			3.99
Crestwood Midstream Revolver | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 315,000,000											$ 720,000,000
Crestwood Midstream Revolver | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate																	2.94%			2.70%	2.66%
Crestwood Midstream Revolver | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate																	5.00%			5.00%	4.75%
Crestwood Midstream Revolver | Bridge Loan
Debt Instrument [Line Items]
Credit agreement outstanding carrying value																				$ 25,000,000
Senior Notes 2019
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt																				(17,100,000)
Senior notes																				0	$ 351,000,000
Senior Notes 2019 | Senior Notes
Debt Instrument [Line Items]
Long-term Debt																				$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage																				7.75%
Early Repayment of Senior Debt					364,100,000
Interest Paid					500,000
Call Premium On Debt Redemption					$ 13,600,000
Senior Notes, 2020
Debt Instrument [Line Items]
Senior notes																	$ 503,200,000			$ 503,300,000	504,000,000
Senior Notes, 2020 | Senior Notes
Debt Instrument [Line Items]
Long-term Debt																				$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage																				6.00%
Senior notes																	500,000,000			$ 500,000,000	500,000,000
Senior Notes, 2022
Debt Instrument [Line Items]
Senior notes																	600,000,000			600,000,000	600,000,000
Senior Notes, 2022 | Senior Notes
Debt Instrument [Line Items]
Long-term Debt																				$ 600,000,000
Debt Instrument, Interest Rate, Stated Percentage																				6.125%
Senior notes																	600,000,000			$ 600,000,000	600,000,000
Senior Notes, 2023
Debt Instrument [Line Items]
Senior notes																	700,000,000			700,000,000	0
Senior Notes, 2023 | Senior Notes
Debt Instrument [Line Items]
Proceeds from Issuance of Debt																	$ 688,300,000			$ 688,300,000
Debt Instrument, Interest Rate, Stated Percentage																	6.25%			6.25%
Senior notes																	$ 700,000,000			$ 700,000,000	0
Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired
Debt Instrument [Line Items]
Total payments due																				6,600,000	6,500,000
Obligations under noncompete agreements, unamortized discount																				1,300,000	1,200,000
Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Crestwood Equity Partners LP
Debt Instrument [Line Items]
Total payments due																				6,800,000	$ 7,400,000
Obligations under noncompete agreements, unamortized discount																				$ 1,300,000
Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Minimum
Debt Instrument [Line Items]
Inputed interest																				5.02%
Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Minimum | Crestwood Equity Partners LP
Debt Instrument [Line Items]
Inputed interest																				5.02%
Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Maximum
Debt Instrument [Line Items]
Inputed interest																				8.00%
Obligations Under Noncompetition Agreements And Notes To Former Owners Of Businesses Acquired | Maximum | Crestwood Equity Partners LP
Debt Instrument [Line Items]
Inputed interest																				8.00%